File No. 2-95553

811-4215

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                      [X]

            Pre-Effective Amendment No.                                                                                                [__]

            Post-Effective Amendment No. 49                                                                                          [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                [X]

            Amendment No. 49                                                                                                                 [X]

(Check appropriate box or boxes.)

Dreyfus Premier GNMA Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York  10166

(Address of Principal Executive Offices)  (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

John Pak, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                X__  immediately upon filing pursuant to paragraph (b)

            _____  on     (date)     pursuant to paragraph (b)

            _____       (days)     days after filing pursuant to paragraph (a)(1)

            _____  on     (date)     pursuant to paragraph (a)(1)

            _____       (days)     days after filing pursuant to paragraph (a)(2)

            _____  on     (date)     pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

            _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 15th day of September 2015.

Dreyfus Premier GNMA Fund, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	09/15/2015
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	09/15/2015
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	09/15/2015
Joseph S. DiMartino
/s/ Gordon J. Davis*	Board Member	09/15/2015
Gordon J. Davis
/s/ Joni Evans*	Board Member	09/15/2015
Joni Evans
/s/ Ehud Houminer*	Board Member	09/15/2015
Ehud Houminer
/s/ Hans C. Mautner*	Board Member	09/15/2015
Hans C. Mautner
/s/ Robin A. Melvin*	Board Member	09/15/2015
Robin A. Melvin
/s/ Burton N. Wallack*	Board Member	09/15/2015
Burton N. Wallack
/s/ John E. Zuccotti*	Board Member	09/15/2015
John E. Zuccotti

*BY:	/s/ John B. Hammalian
John B. Hammalian, Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

 EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.